Assets Held for Sale	12 Months Ended
Dec. 31, 2023
Assets Held for Sale [Abstract]
Assets held for sale
27	Assets held for sale

Non-current assets and groups of assets are classified as held for sale if the carrying amount will be recovered through a sale transaction, rather than continued use. This condition is considered to be met only when the asset is available for immediate sale in its present condition, subject only to terms that are customary for sales of such assets and their sale is highly probable. Management must be committed to effecting the sale, and the estimated time for the sale to be completed must be within one year.

Non-current assets classified as held for sale are measured at the lower of carrying amount and market value less cost of sale.

For the year ended December 31,
2022
Hypermarkets stores (i)	95
95

(i)	On February 25, 2022, GPA and the Company sold 17 owned properties (11 owned by GPA and 6 properties acquired by the Company) with a total sale value of up to R$1,200, to the Brazel Properties real estate fund (“Fund”) with the intervention and guarantee of the Company.

The balance as of December 31, 2022, corresponded to one property owned by GPA and the sale to the Fund was completed on July 11, 2023.